Consolidated Balance Sheets - Evernorth - Annual (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	1,000	1,000	1,000
Common stock, issued (in shares)	1	1	1
Common stock, outstanding (in shares)	1	1	1